Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 13, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 13, 2012
Prospectus Date	rr_ProspectusDate	Apr 2, 2012

Allianz RCM All Alpha Fund (Prospectus Summary): | Allianz RCM All Alpha Fund
ALLIANZ FUNDS MULTI-STRATEGY TRUST

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 13, 2012
to the Statutory Prospectus for Institutional Class and Classes D and P Shares of Allianz Funds Multi-
Strategy Trust
Dated April 2, 2012 (as supplemented thereafter)

Disclosure Relating to the Allianz RCM All Alpha Fund

The Examples in the section of the Prospectus titled, “Fees and Expenses of the Fund” are restated as follows:

Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM All Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	242	1,530	2,782	5,768
Class P	252	1,981	3,583	7,088
Class D	277	1,699	3,062	6,226

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz RCM All Alpha Fund (Prospectus Summary): | Allianz RCM All Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 13, 2012
to the Statutory Prospectus for Institutional Class and Classes D and P Shares of Allianz Funds Multi-
Strategy Trust
Dated April 2, 2012 (as supplemented thereafter)

Disclosure Relating to the Allianz RCM All Alpha Fund

The Examples in the section of the Prospectus titled, “Fees and Expenses of the Fund” are restated as follows:

Expense Example, Heading	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Allianz RCM All Alpha Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,768
Allianz RCM All Alpha Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,981
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,583
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,088
Allianz RCM All Alpha Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,699
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,226